LICENSE AGREEMENT (Details Narrative) - BioRay Pharmaceutical Co LTD [Member] - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Agreement description	Under the terms of the agreement the Company received $250,000 upon signing of the agreement plus $750,000 with the start of the phase 1 clinical trials, which started in March 2021. In addition, the Company received $750,000 upon the initial patient enrolled at the dosage level of 8.0 mg/kg. Further payments of $2,500,000 were to be received when the FDA approves the phase 2 clinical trials and $750,000 to receive when the phase 2 clinical trials begin	Under the terms of the agreement the Company receives $250,000 upon signing of the agreement plus $750,000 with the start of the phase 1 clinical trials , which started in March 2021. In addition, the Company received $750,000 upon the initial patient enrolled at the dosage level of 8.0 mg/kg. Further payment of $2,500,000 will be received when the FDA approves the phase 2 clinical trials and $750,000 when the phase 2 clinical trials begin.
Issuance of license agreement	$ 5,000,000	$ 5,000,000
Royalty rate	9.00%	9.00%
Royalty on net sales	20 years
Payment received upon signing agreement	$ 250,000
Initial payment received	750,000
Aggregate Payment received from license agreement	$ 1,750,000
Received payment net		$ 1,750,000
Net sales		20 years